INCOME TAXES - Provision (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Canada	$ 73	$ 43	$ 29
Foreign	858	372	276
Total	931	415	305
Deferred
Canada	(39)	(467)	(327)
Foreign	50	641	142
Total	11	174	(185)
Income Tax Expense	$ 942	$ 589	$ 120